Segments - Schedule of Segment Reporting Information by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue	$ 1,848	$ 51	$ 3,512	$ 182	$ 2,940	$ 945
Operating income (loss)	(1,252)	(1,360)	(2,644)	(3,416)	(4,426)	(4,250)
Depreciation and amortization	(90)		(200)
Interest and other income (expense)	(657)	(1,573)	(3,191)	(3,378)	(6,978)	(2,941)
Net loss	(1,909)	$ (2,933)	(5,835)	$ (6,794)	(11,404)	(7,191)
Goodwill	817		817		817	510
Segmented assets	2,856		2,856		$ 4,695	$ 1,021
Expenditures for property and equipment	(11)		(11)
Mobile Labs [Member]
Revenue	1,768		3,312
Operating income (loss)	132		115
Depreciation and amortization	(20)		(39)
Interest and other income (expense)
Net loss	130		113
Goodwill	199		199
Segmented assets	1,491		1,491
Expenditures for property and equipment	(11)		(11)
Medical Devices [Member]
Revenue	80		200
Operating income (loss)	(149)		(275)
Depreciation and amortization	(27)		(55)
Interest and other income (expense)	(1)		(1)
Net loss	(149)		(274)
Goodwill	108		108
Segmented assets	634		634
Expenditures for property and equipment
Molecular Diagnostics [Member]
Revenue
Operating income (loss)	(293)		(546)
Depreciation and amortization	(43)		(106)
Interest and other income (expense)	7		13
Net loss	(281)		(568)
Goodwill	510		510
Segmented assets	605		605
Expenditures for property and equipment
Corporate [Member]
Revenue
Operating income (loss)	(942)		(1,938)
Depreciation and amortization
Interest and other income (expense)	(663)		(3,203)
Net loss	(1,609)		(5,106)
Goodwill
Segmented assets	126		126
Expenditures for property and equipment